SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	December 31, 2022 (Unaudited)

Issuer-Description	SHARES	VALUE
Common Stock — 99.0%
Banks — 6.3%
Banks — 6.3%
BNP Paribas Emissions- und Handelsgesellschaft mbH	4,929,917	$ 60,097,063
China Merchants Bank Co. Ltd. Class A	16,584,115	88,888,203
		148,985,266
Capital Goods — 11.9%
Aerospace & Defense — 2.2%
Safran SA	419,529	52,506,972
Construction & Engineering — 2.4%
Ferrovial SA	2,146,055	56,213,548
Electrical Equipment — 5.4%
ABB Ltd.	2,357,979	71,556,687
Schneider Electric SE	399,041	55,837,471
Industrial Conglomerates — 1.9%
Hitachi Ltd.	846,548	43,159,499
		279,274,177
Commercial & Professional Services — 2.1%
Professional Services — 2.1%
Recruit Holdings Co. Ltd.	1,514,469	48,201,288
		48,201,288
Consumer Durables & Apparel — 4.4%
Household Durables — 2.4%
Sony Group Corp.	736,804	56,338,221
Textiles, Apparel & Luxury Goods — 2.0%
LVMH Moet Hennessy Louis Vuitton SE	66,000	48,034,708
		104,372,929
Consumer Services — 2.9%
Hotels, Restaurants & Leisure — 2.9%
Galaxy Entertainment Group Ltd.	10,327,786	68,274,572
		68,274,572
Diversified Financials — 3.4%
Capital Markets — 3.4%
Hong Kong Exchanges & Clearing Ltd.	1,831,806	79,135,089
		79,135,089
Energy — 6.5%
Oil, Gas & Consumable Fuels — 6.5%
Shell plc	965,617	27,370,899
TotalEnergies SE	2,001,820	125,677,989
		153,048,888
Food & Staples Retailing — 3.6%
Food & Staples Retailing — 3.6%
Alimentation Couche-Tard, Inc.	374,804	16,470,338
Seven & i Holdings Co. Ltd.	1,586,610	68,425,881
		84,896,219
Food, Beverage & Tobacco — 3.7%
Beverages — 3.7%
Kweichow Moutai Co. Ltd. Class A	344,599	85,608,193
		85,608,193
Health Care Equipment & Services — 1.1%
Health Care Equipment & Supplies — 1.1%
Olympus Corp.	1,486,973	26,648,587
		26,648,587
Household & Personal Products — 3.9%
Personal Products — 3.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	L’Oreal SA	174,441	$ 62,293,222
	Shiseido Co. Ltd.	594,439	29,309,774
			91,602,996
	Insurance — 5.7%
	Insurance — 5.7%
	AIA Group Ltd.	5,352,633	59,523,608
	Assicurazioni Generali SpA	1,879,745	33,432,239
	NN Group NV	983,285	40,165,572
			133,121,419
	Materials — 5.8%
	Chemicals — 5.1%
	Air Liquide SA	364,554	51,667,332
	Akzo Nobel NV	142,851	9,566,348
	Linde plc	178,867	58,483,928
	Metals & Mining — 0.7%
	Norsk Hydro ASA	2,314,783	17,324,013
			137,041,621
	Media & Entertainment — 6.2%
	Entertainment — 2.0%
	Nintendo Co. Ltd.	1,149,482	48,452,716
	Interactive Media & Services — 4.2%
	Tencent Holdings Ltd.	2,288,282	97,916,992
			146,369,708
	Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
	Pharmaceuticals — 5.6%
	AstraZeneca plc	528,446	71,667,858
	Roche Holding AG	187,100	58,781,756
			130,449,614
	Retailing — 5.5%
	Internet & Direct Marketing Retail — 5.5%
[a]	Alibaba Group Holding Ltd.	5,518,428	60,978,472
[a,b]	Meituan Class B	3,056,832	68,417,394
			129,395,866
	Semiconductors & Semiconductor Equipment — 2.8%
	Semiconductors & Semiconductor Equipment — 2.8%
	NVIDIA Corp.	138,115	20,184,126
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	608,526	45,329,102
			65,513,228
	Software & Services — 1.3%
	Information Technology Services — 0.2%
	Mastercard, Inc. Class A	17,697	6,153,778
	Software — 1.1%
	Constellation Software, Inc.	16,210	25,308,192
			31,461,970
	Technology Hardware & Equipment — 2.4%
	Electronic Equipment, Instruments & Components — 2.4%
	Keyence Corp.	145,428	56,978,877
			56,978,877
	Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 1.8%
	Orange SA	4,241,403	42,137,667
	Wireless Telecommunication Services — 0.9%
	Vodafone Group plc	20,200,786	20,572,876
			62,710,543
	Transportation — 3.5%
	Marine — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Kuehne + Nagel International AG	50,139	$ 11,669,186
	Road & Rail — 3.0%
	Canadian Pacific Railway Ltd.	957,580	71,425,892
			83,095,078
	Utilities — 7.7%
	Electric Utilities — 5.5%
	Endesa SA	2,030,396	38,328,550
	Enel SpA	8,556,297	46,070,192
	Iberdrola SA	3,798,970	44,447,998
	Multi-Utilities — 2.2%
	E.ON SE	5,236,572	52,321,605
			181,168,345
	Total Common Stock (Cost $2,110,634,226)		2,327,354,473
	Short-Term Investments — 3.7%
[c]	Thornburg Capital Management Fund	8,717,023	87,170,229
	Total Short-Term Investments (Cost $87,170,229)		87,170,229
	Total Investments — 102.7% (Cost $2,197,804,455)		$2,414,524,702
	Liabilities Net of Other Assets — (2.7)%		(63,968,592)
	Net Assets — 100.0%		$2,350,556,110

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $68,417,394, representing 2.91% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2022 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/22	Dividend Income
Thornburg Capital Mgmt. Fund	$201,533,193	$187,256,619	$(301,619,583)	$-	$-	$87,170,229	$1,262,344